Foreign currency risk - Schedule of Financial Assets And Liabilities Held In Foreign Currency (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of assets and liabilities affected by currency not being exchangeable [line items]
Cash and cash equivalents	SFr 1,019.9	SFr 924.3
USD
Disclosure of assets and liabilities affected by currency not being exchangeable [line items]
Cash and cash equivalents	761.7	629.3
Trade payables and other financial liabilities	(249.8)	(145.3)
Trade receivables and other financial assets	466.2	229.6
Total assets and liabilities	978.1	713.6
GBP
Disclosure of assets and liabilities affected by currency not being exchangeable [line items]
Cash and cash equivalents	6.3	7.7
Trade payables and other financial liabilities	(8.5)	(0.8)
Trade receivables and other financial assets	114.3	81.4
Total assets and liabilities	112.1	88.2
JPY
Disclosure of assets and liabilities affected by currency not being exchangeable [line items]
Cash and cash equivalents	0.1	1.6
Trade payables and other financial liabilities	(0.1)	0.0
Trade receivables and other financial assets	59.0	50.0
Total assets and liabilities	58.9	51.5
CNY
Disclosure of assets and liabilities affected by currency not being exchangeable [line items]
Cash and cash equivalents	0.0	0.0
Trade payables and other financial liabilities	(2.9)	(1.4)
Trade receivables and other financial assets	114.7	65.1
Total assets and liabilities	111.8	63.8
EUR
Disclosure of assets and liabilities affected by currency not being exchangeable [line items]
Cash and cash equivalents	12.4	24.1
Trade payables and other financial liabilities	(30.8)	(21.4)
Trade receivables and other financial assets	45.4	34.5
Total assets and liabilities	SFr 26.9	SFr 37.2